PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Machinery,
			equipment and	Work in
	Lands	Buildings	facilities	progress	Other (1)	Total
Average rate %		3,55	5.91		16.05

Cost
Balance as of December 31, 2020	9,912,305	9,203,134	43,184,495	883,384	1,059,595	64,242,913
Additions	38,786		319,887	1,768,938	22,973	2,150,584
Write-offs (2)	(539,528)	(1,656)	(253,341)	(1,323)	(13,763)	(809,611)
Transfer and other (3)	379,539	214,340	698,591	(1,047,084)	35,796	281,182
Balance as of December 31, 2021	9,791,102	9,415,818	43,949,632	1,603,915	1,104,601	65,865,068
Additions (4)	4,910	223	170,809	3,217,890	4,050	3,397,882
Acquisition of subsidiaries (5)	3,449,637				107	3,449,744
Write-offs	(8,238)	(207)	(36,291)		(4,287)	(49,023)
Transfer and other (3)	193,628	94,895	401,604	(752,118)	68,293	6,302
Balance as of June 30, 2022	13,431,039	9,510,729	44,485,754	4,069,687	1,172,764	72,669,973

Depreciation
Balance as of December 31, 2020		(3,245,786)	(21,176,572)		(663,665)	(25,086,023)
Additions		(331,691)	(2,356,184)		(120,796)	(2,808,671)
Write-offs		495	186,775		11,535	198,805
Transfer		(115)	1,145		(506)	524
Balance as of December 31, 2021		(3,577,097)	(23,344,836)		(773,432)	(27,695,365)
Additions		(153,259)	(1,172,202)		(56,897)	(1,382,358)
Write-offs		194	21,899		2,808	24,901
Transfer			36			36
Balance as of June 30, 2022		(3,730,162)	(24,495,103)		(827,521)	(29,052,786)

Book value
Balance as of December 31, 2021	9,791,102	5,838,721	20,604,796	1,603,915	331,169	38,169,703
Balance as of June 30, 2022	13,431,039	5,780,567	19,990,651	4,069,687	345,243	43,617,187

1)	Includes vehicles, furniture and utensils and computer equipment.
2)	In 2021, includes mainly, the write-off for the sale of rural properties to Turvinho, whose agreement was signed in November 2020.
3)	Includes transfers carried out between the items of property, plant and equipment, intangible and inventories. In 2021, it also includes transfers from the sale of rural properties to those held for sale, as a result of the contract signed with Turvinho.
4)	The addition in progress refers substantially to the Cerrado Project.
5)	Balance from acquisition of all the shares of the Parkia structure companies, held on April 28, 2022 (note 1.2.4.).